Note 15 - Retirement Fund and Profit Sharing Plan - Benefit Payments Expected to be Paid (Details) - Supplemental Employee Retirement Plan [Member] $ in Thousands	Dec. 31, 2025 USD ($)
2025	$ 1,143
2026	1,212
2027	1,304
2028	1,319
2029	1,360
2030-2034	$ 7,379